Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

1-31343-01

June 20, 2002

Cert NYS

02044017

RECD S.E.C.
JUN 20 2002
1086

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 27 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies apprpval for listing and registration under the Securities Exchange Act of 1934, ASBC Capital I, 7.625% Trust Originated Preferred Securities (TOPrS) of ASBC Capital I (and the Guarantee of Associated Banc-Corp with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 20, 2002. Tentative listing date – June 21, 2002.

Sincerely,

Parat Madho